Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Summary of Assets and Liabilities Measured at Fair Value

The following table presents the Group's financial assets and liabilities that are measured at fair value in accordance with IFRS 13 classification hierarchy:

	2017				2016

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

Assets at fair value

Available-for-sale investments (note 15)	91	–	16	107	15	–	43	58

Derivatives relating to

– interest rate swaps (note 16)	–	166	–	166	–	252	–	252

– cross-currency swaps (note 16)	–	450	–	450	–	540	–	540

– forward foreign currency contracts (note 16)	–	202	–	202	–	179	–	179

Assets at fair value	91	818	16	925	15	971	43	1,029

Liabilities at fair value

Derivatives relating to

– interest rate swaps (note 16)	–	91	–	91	–	104	–	104

– cross-currency swaps (note 16)	–	–	–	–	–	174	–	174

– forward foreign currency contracts (note 16)	–	143	–	143	–	390	–	390

Liabilities at fair value	–	234	–	234	–	668	–	668

Summary of Derivative Financial Asset and Liabilities Offsetting Arrangements

The gross fair value of derivative financial instruments as presented in the Group balance sheet, together with the Group's rights of offset associated with recognised financial assets and recognised financial liabilities subject to enforceable master netting arrangements and similar agreements, is summarised as follows:

	2017			2016

	Amount presented in the Group balance sheet* £m	Related amounts not offset in the Group balance sheet £m	Net amount £m	Amount presented in the Group balance sheet* £m	Related amounts not offset in the Group balance sheet £m	Net amount £m

Financial Assets

– Derivative Financial Instruments (note 16)	818	(211)	607	971	(502)	469

Financial Liabilities

– Derivative Financial Instruments (note 16)	(234)	211	(23)	(668)	502	(166)

	584	–	584	303	–	303

*	No financial instruments have been offset in the Group balance sheet.